RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Incurred fees	$ 4,145,586	$ 6,821,583	$ 4,445,949
Indebted amount	190,664	51,549
Business services agreement [member] | Business instincts group [member]
IfrsStatementLineItems [Line Items]
Incurred fees	429,766	442,485
Indebted amount	3,780	30,804
Independent consultant agreement [member] | Alberta lltd [member]
IfrsStatementLineItems [Line Items]
Incurred fees	592,500	566,487
Indebted amount	35,417
Executive consultant agreement [member] | Scottlarson [member]
IfrsStatementLineItems [Line Items]
Incurred fees	215,019	383,288
Indebted amount	$ 9,287	$ 20,745